Note 7 - Fair Value Measurements (Detail) - Schedule of fair value, assets, measured on recurring basis (USD $)	Jun. 30, 2012
Cash (1)	$ 63,053	[1]
Fair Value, Inputs, Level 1 [Member]
Cash (1)	63,053	[1]
Fair Value, Inputs, Level 2 [Member]
Cash (1)	0	[1]
Fair Value, Inputs, Level 3 [Member]
Cash (1)	$ 0	[1]

[1]	Included in Cash and cash equivalents on the Company's Condensed Consolidated Balance Sheets.